Borrowings from Financial Institutions (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CLP ($)
Borrowings from Financial Institutions (Details) [Line Items]
Commercial and consumer loans percentage	15.00%
Bank financing facilities	$ 3,110,600
Commercial loan	2,021,688
Fixed income securities	350,154
Central Bank of Chile [Member]
Borrowings from Financial Institutions (Details) [Line Items]
Bank financing facilities	$ 2,371,842